Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Reclassification To Other Receivable	$ 9
Net receivables relating to finance charges	$ 1
Exceptional Items [member]
Statement [Line Items]
Impairment Gain On Financial Assets		$ 4